INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss for the period	$ (29,719)	$ (374)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(1,135)	(4,361)
Fair value adjustment on sale of inventory	2,517	5,130
Fair value adjustment of warrants measured at fair value and derivative assets	(5,697)	(13,049)
Depreciation of property, plant and equipment	1,762	967
Amortization of intangible assets	1,284	242
Depreciation of right-of-use assets	1,014	434
Finance expenses, net	6,527	461
Deferred tax expense (benefit), net	(1,836)	398
Share-based payment	2,658	2,003
Share based acquisition costs related to business combination	0	989
Non-cash interest income on loans receivable	0	233
Revaluation of other receivable	3,818	0
Loss from disposal of investments	114	0
Restructuring expenses	8,791	0
Total adjustments for non-cash items	19,817	(6,553)
Changes in working capital:
Increase in trade receivables, net	(4,518)	(5,688)
Decrease (increase) in other accounts receivable	556	(4,330)
Decrease in biological assets, net of fair value adjustments	569	4,100
Increase in inventories, net of fair value adjustments	(570)	(9,516)
Increase in trade payables	3,916	1,829
Increase (decrease) in employee benefit liabilities, net	(182)	32
Decrease in other accounts payable and accrued expenses	(337)	(1,996)
Changes in non-cash working capital	(566)	(15,569)
Taxes paid	(462)	(515)
Net cash used in operating activities	(10,930)	(23,011)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,076)	(1,837)
Proceeds from sales of property, plant and equipment	201	0
Proceeds from loans receivable	350	7,620
Acquisition of business, net of cash acquired - TFC	0	362
Acquisition of business, net of cash acquired - Panaxia	0	(2,079)
Investments in financial assets	0	(13)
Change in restricted bank deposit	0	18
Investments in associate	(114)	0
Net cash provided by (used in) investing activities	(639)	4,071
Cash flow from financing activities:
Proceeds from issuance of share capital, net of issuance costs	0	39,353
Proceeds from exercise of warrants	0	3,292
Proceeds from exercise of options	335	61
Repayment of lease liability	(722)	(31)
Payment of lease liability interest	(859)	(578)
Proceeds from bank loan and credit facilities, net	8,871	1,424
Interest paid	(504)	0
Net cash provided by financing activities	7,121	43,521
Effect of foreign exchange on cash and cash equivalents	(3,594)	584
Increase (decrease) in cash and cash equivalents	(8,042)	25,165
Cash and cash equivalents at beginning of the period	13,903	8,885
Cash and cash equivalents at end of the period	5,861	34,050
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	269	81
Issuance of shares in payment of purchase consideration liability	$ 3,147	$ 0